ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule Of Changes In Other Comprehensive Income (Loss)
The changes in Accumulated other comprehensive loss are provided in the tables below. Comprehensive income (loss) attributable to noncontrolling interest consists predominantly of net income.

	Pre-tax	Tax	After-Tax
Year Ended December 31, 2023
Foreign exchange translation adjustment	$(269)	$—	$(269)
Pension and other postretirement benefit adjustments	(538)	131	(407)
Changes in fair value of available for sale investments	5	—	5
Changes in fair value of cash flow hedges	17	(6)	11
Total net current period other comprehensive income (loss)	$(785)	$125	$(660)
Year Ended December 31, 2024
Foreign exchange translation adjustment	$229	$—	$229
Pension and other postretirement benefit adjustments	542	(129)	413
Changes in fair value of available for sale investments	1	—	1
Changes in fair value of cash flow hedges	(8)	9	1
Total net current period other comprehensive income (loss)	$764	$(120)	$644
Year Ended December 31, 2025
Foreign exchange translation adjustment	$(907)	$—	$(907)
Pension and other postretirement benefit adjustments	(944)	208	(736)
Changes in fair value of available for sale investments	6	—	6
Changes in fair value of cash flow hedges	(20)	2	(18)
Total net current period other comprehensive income (loss)	$(1,865)	$210	$(1,655)

Schedule of Accumulated Other Comprehensive Income (Loss)
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS

	December 31,
	2025	2024
Cumulative foreign exchange translation adjustment	$(3,779)	$(2,872)
Pension and other postretirement benefit adjustments	(1,378)	(642)
Fair value adjustments of available for sale investments	5	(1)
Fair value adjustments of cash flow hedges	6	24
Total Accumulated other comprehensive loss	$(5,146)	$(3,491)

Schedule Of Change In Accumulated Other Comprehensive Income (Loss) By Component
CHANGES IN ACCUMULATED OTHER COMPREHENSIVE LOSS BY COMPONENT

	Foreign Exchange Translation Adjustment	Pension and Other Postretirement Benefit Adjustments	Changes in Fair Value of Available for Sale Investments	Changes in Fair Value of Cash Flow Hedges	Total
Balance at December 31, 2022	$(2,832)	$(648)	$(7)	$12	$(3,475)
Other comprehensive income (loss) before reclassifications	(269)	(477)	5	60	(681)
Amounts reclassified from accumulated other comprehensive loss	—	70	—	(49)	21
Net current period other comprehensive income (loss)	(269)	(407)	5	11	(660)
Balance at December 31, 2023	(3,101)	(1,055)	(2)	23	(4,135)
Other comprehensive income (loss) before reclassifications	229	343	1	17	590
Amounts reclassified from accumulated other comprehensive loss	—	70	—	(16)	54
Net current period other comprehensive income (loss)	229	413	1	1	644
Balance at December 31, 2024	(2,872)	(642)	(1)	24	(3,491)
Other comprehensive income (loss) before reclassifications	(1,201)	(769)	6	(26)	(1,990)
Amounts reclassified from accumulated other comprehensive loss	180	22	—	(2)	200
Spin-off	114	11	—	10	135
Net current period other comprehensive income (loss)	(907)	(736)	6	(18)	(1,655)
Balance at December 31, 2025	$(3,779)	$(1,378)	$5	$6	$(5,146)

Schedule Of Reclassifications Out Of Accumulated Other Comprehensive Income (Loss)
RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE LOSS

	Year Ended December 31, 2025
	Affected Line in the Consolidated Statement of Operations
	Net Sales	Cost of Products Sold	Cost of Services Sold	Selling, General and Administrative Expenses	Other (Income) Expense	Interest and Other Financial Charges	Total
Amortization of pension and other postretirement benefit items
Actuarial losses recognized	$—	$—	$—	$—	$154	$—	$154
Prior service (credit) recognized	—	—	—	—	(9)	—	(9)
Settlements and curtailments	—	—	—	—	(91)		(91)
Foreign currency translation adjustments	—	—	—	—	180	—	180
Total before tax	$—	$—	$—	$—	$234	$—	$234
Tax expense (benefit)							(34)
Total reclassifications for the period, net of tax							$200

	Year Ended December 31, 2024
	Affected Line in the Consolidated Statement of Operations
	Net Sales	Cost of Products Sold	Cost of Services Sold	Selling, General and Administrative Expenses	Other (Income) Expense	Interest and Other Financial Charges	Total
Amortization of pension and other postretirement benefit items
Actuarial losses recognized	$—	$—	$—	$—	$115	$—	$115
Prior service (credit) recognized	—	—	—	—	(22)	—	(22)
Losses (gains) on cash flow hedges	(2)	(8)	(3)	(4)	—	—	(17)
Total before tax	$(2)	$(8)	$(3)	$(4)	$93	$—	$76
Tax expense (benefit)							(22)
Total reclassifications for the period, net of tax							$54

	Year Ended December 31, 2023
	Affected Line in the Consolidated Statement of Operations
	Net Sales	Cost of Products Sold	Cost of Services Sold	Selling, General and Administrative Expenses	Other (Income) Expense	Interest and Other Financial Charges	Total
Amortization of pension and other postretirement benefit items
Actuarial losses recognized	$—	$—	$—	$—	$141	$—	$141
Prior service (credit) recognized	—	—	—	—	(63)	—	(63)
Losses (gains) on cash flow hedges	(15)	(28)	(10)	(10)	—	—	(63)
Total before tax	$(15)	$(28)	$(10)	$(10)	$78	$—	$15
Tax expense (benefit)							6
Total reclassifications for the period, net of tax							$21